Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill.
Schedule of intangible assets

	Balance
	December 31, 2021		Foreign	Balance
	(Restated)	Additions	exchange	December 31, 2022
Cost
Customer relationships	$15,612,098	—	(308,448)	$15,303,650
Technology	470,000	—	—	470,000
Non-compete	176,140	—	(57,195)	118,945
Brand	2,389,443	—	(10,154)	2,379,289
Patents	15,232	—	—	15,232
Internally generated intangible assets	9,371,951	1,828,983	(613,556)	10,587,378
	$28,034,864	1,828,983	(989,352)	$28,874,495
Accumulated amortization
Customer relationships	6,361,535	2,722,780	(25,830)	9,058,485
Technology	290,499	179,501	—	470,000
Non-compete	56,744	69,687	—	126,431
Brand	349,495	1,601,285	(5,619)	1,945,161
Patents	—	—	—	—
Internally generated intangible assets	6,047,607	935,701	(440,807)	6,542,501
	13,105,880	5,508,954	(472,256)	18,142,578
Net book value	$14,928,984			$10,731,917

					Balance
	Balance				December 31,
	December 31,	Acquisitions		Foreign	2021
	2020	(note 4)	Additions	exchange	(Restated)
Cost
Customer relationships	$11,775,697	3,785,815	—	50,586	$15,612,098
Technology	470,000	—	—	—	470,000
Non-compete	51,031	124,580	—	529	176,140
Brand	1,520,899	856,141	—	12,403	2,389,443
Patents	—	—	15,232	—	15,232
Internally generated intangible assets	7,015,035	—	2,349,501	7,415	9,371,951
	$20,832,662	4,766,536	2,364,733	70,933	$28,034,864
Accumulated amortization
Customer relationships	4,099,565	—	2,260,372	1,598	6,361,535
Technology	196,499	—	94,000	—	290,499
Non-compete	19,638	—	37,105	—	56,743
Brand	133,921	—	215,574	—	349,495
Patents	—	—	—	—	—
Internally generated intangible assets	4,264,687	—	1,777,451	5,470	6,047,608
	8,714,310	—	4,384,502	7,068	13,105,880
Net book value	$12,118,352				$14,928,984

Schedule of intangible goodwill

	Balance
	December 31, 2021	Foreign	Balance
	(Restated)	exchange	December 31, 2022
VIQ Australia	$5,350,379	$(313,564)	$5,036,815
Dataworxs	141,504	(9,058)	132,446
VIQ US	3,570,275	—	3,570,275
VIQ Media	2,614,802	—	2,614,802
VIQ UK	763,597	(70,887)	692,710
	$12,440,557	$(393,509)	$12,047,048

				Balance
	Balance	Acquisitions	Foreign	December 31, 2021
	December 31, 2020	(note 4)	exchange	(Restated)
VIQ Australia	$650,001	$4,666,337	$34,041	$5,350,379
Dataworxs	141,018	—	486	141,504
VIQ US	3,570,275	—	—	3,570,275
VIQ Media	2,614,802	—	—	2,614,802
VIQ UK	—	763,597	—	763,597
	$6,976,096	$5,429,934	$34,527	$12,440,557

Schedule of key assumptions used to determine the recoverable amount of the goodwill based on each CGU's

		Revenue	Terminal
	Carrying value of	growth	growth
	goodwill	rate	rate	Pre-tax discount
VIQ Australia	$5,036,815	3%	2%	12.9%
Dataworxs	132,446	3%	2%	12.9%
VIQ US	3,570,275	3%	2%	12.9%
VIQ Media	2,614,802	3%	2%	12.9%
VIQ UK	692,710	3%	2%	12.9%
	$12,047,048